UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23027

John Hancock Collateral Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31
Date of reporting period:	December 31, 2020

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
Collateral Trust
Annual report 12/31/2020

John Hancock
Collateral Trust

2	Your fund at a glance
4	Manager's discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund’s investments
13	Financial statements
16	Financial highlights
17	Notes to financial statements
22	Report of independent registered public accounting firm
23	Trustees and Officers
27	More information
1	JOHN HANCOCK COLLATERAL TRUST | ANNUAL REPORT

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks current income, while maintaining adequate liquidity, safeguarding the return of principal and minimizing risk of default.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2020 (%)

The ICE Bank of America 3-Month U.S. Treasury Bill Index tracks the performance of three month U.S. Treasury Bills.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be obtained by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
ANNUAL REPORT | JOHN HANCOCK COLLATERAL TRUST	2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

COVID-19 spurred the Fed into action
The global spread of the pandemic caused the Fed to lower interest rates down to a range of 0.00% to 0.25% with the promise to keep them low as long as necessary.
The fund performed well in the environment
Although it slightly underperformed its benchmark, the fund maintained a competitive yield over the course of the year, with a spread that was above the overnight bank funding rate.
PORTFOLIO COMPOSITION AS OF 12/31/2020 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks” section of the prospectus.
3	JOHN HANCOCK COLLATERAL TRUST | ANNUAL REPORT

Manager’s discussion of fund performance
What factors affected the market during the 12 months ended December 31, 2020?
Market conditions changed dramatically over the first three months of the period. As the spread of COVID-19 accelerated and economic activity in the United States ground to a halt, investors became increasingly concerned about the potential long-term fallout of the pandemic. The U.S. Federal Reserve (Fed) responded by cutting its target range twice, to a range of 0.00% to 0.25% at the end of March. The Fed also introduced several programs intended to maintain liquidity, thereby helping the market continue to function during the crisis.
As the second quarter of 2020 began, fixed-income markets were still on tentative footing after pandemic-related economic shutdowns that began in March created one of the biggest economic shocks in history. As the quarter progressed, we began to see signs of a recovery. The May employment report provided positive surprises, while in June, the Federal Open Market Committee (FOMC) expected the economy to slowly improve. The FOMC projected that GDP would increase 5.0% in 2021 and by another 3.5% in 2022 after declining 6.5% in 2020.
Early in the third quarter, we saw a continuation of the tepid recovery that began in the second quarter, with positive reports on both manufacturing activity and the housing market. In late July, the Fed announced it would extend the special purpose vehicles that it created in March until at least the end of the year. It also announced a change in its inflation policy later in the quarter, indicating that it was
TOP 10 ISSUERS AS OF 12/31/2020 (% of net assets)
Federal Farm Credit Bank, 0.157% to 0.475%, 6-23-21 to 5-27-22	7.5
Yale University, 0.122% to 0.183%, 1-5-21 to 2-2-21	7.0
Federal Agricultural Mortgage Corp., 0.010% to 0.203%, 1-4-21 to 8-23-21	5.4
The Toronto-Dominion Bank, 0.425% to 1.022%, 4-7-21 to 7-28-21	5.1
Lime Funding LLC, 0.172% to 0.254%, 1-8-21 to 2-3-21	4.5
Sumitomo Mitsui Banking Corp., 0.213%, 3-10-21	4.3
JPMorgan Securities LLC, 0.172%, 1-5-21	4.3
Federal National Mortgage Association, 0.203% to 0.484%, 6-4-21 to 6-15-22	4.1
Apple, Inc., 0.357%, 5-6-21	3.7
U.S. Treasury Note, 0.094% to 0.122%, 1-31-21 to 1-31-22	3.5
TOTAL	49.4
ANNUAL REPORT | JOHN HANCOCK COLLATERAL TRUST	4

willing to let inflation rise above the existing target level without raising short-term interest rates, in order to support the labor market.
In the fourth quarter uncertainty around the outcome of the U.S. presidential election competed with COVID-19 for the title of biggest risk weighing on investors' minds. Although the election had been decided, uncertainty about the coming transition of power still remained. While clearly not entirely out of the woods yet, the year ended on a positive note as the nationwide rollout of vaccines for the virus began in December.
How did the fund perform?
Coming into 2020, we maintained the fund’s duration on the longer end of the spectrum, as we saw the potential for additional interest-rate cuts as the Fed’s most likely path going forward. This proved to be beneficial, as the COVID-19 pandemic accelerated and the Fed cut its target range for short-term rates by 150 basis points during the month of March. This ultimately ended up being a positioning that we would maintain for much of the year as the economy ground to a halt in the depths of the pandemic-induced lockdown, then slowly began to reopen again. We paired this longer duration weighting with floating-rate government agency securities with final maturities as long as two years but with short resets.
These securities were issued at attractive spreads in March and April and allowed us to maintain some book yields above the Fed target range in the current environment while potentially having some upside if the the rates do go up anytime within the next two years. While we think that a Fed hike in the next two years isn’t very likely, it's a much more likely scenario than a cut over that timeframe (and therefore negative rates).
MANAGED BY

Jeffrey N. Given, CFA

The views expressed in this report are exclusively those of Jeffrey N. Given, CFA, Manulife Investment Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
5	JOHN HANCOCK COLLATERAL TRUST | ANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception (2-2-15)	5-year	Since inception (2-2-15)
John Hancock Collateral Trust	0.64	1.34	1.14	6.90	6.93
Index†	0.67	1.20	1.02	6.14	6.19
Performance figures assume all distributions have been reinvested.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the Financial highlights of the fund’s annual report dated December 31, 2020. Net expenses reflect contractual expense limitations in effect until April 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The net expenses and gross expense annualized ratios are 0.09% and 0.54%, respectively.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  †Index is the ICE Bank of America 3-Month U.S. Treasury Bill Index.
ANNUAL REPORT | JOHN HANCOCK COLLATERAL TRUST	6

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Collateral Trust for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the ICE Bank of America 3-Month U.S. Treasury Bill Index.
The ICE Bank of America 3-Month U.S. Treasury Bill Index tracks the performance of three month U.S. Treasury Bills.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
7	JOHN HANCOCK COLLATERAL TRUST | ANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (if applicable), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on July 1, 2020, with the same investment held until December 31, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at December 31, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on July 1, 2020, with the same investment held until December 31, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
ANNUAL REPORT | JOHN HANCOCK COLLATERAL TRUST	8

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the registration statements for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

	Account value on 7-1-2020	Ending value on 12-31-2020	Expenses paid during 12-31-2020[1]	Annualized expense ratio
Actual expenses/actual returns	$1,000.00	$1,001.20	$0.45	0.09%
Hypothetical example	1,000.00	1,024.70	0.46	0.09%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
9	JOHN HANCOCK COLLATERAL TRUST | ANNUAL REPORT

Fund’s investments
AS OF 12-31-20
	Maturity date	Yield (%)	Par value^	Value
Commercial paper 40.8%				$469,616,498
(Cost $469,580,838)
Cargill, Inc.	01-06-21	0.101	1,200,000	1,199,980
Henkel of America, Inc.	04-27-21	0.355	10,000,000	9,993,858
Honeywell International, Inc.	05-10-21	0.355	10,000,000	9,993,753
JPMorgan Securities LLC	01-05-21	0.172	50,000,000	49,999,306
Lime Funding LLC	01-08-21 to 02-03-21	0.172 to 0.254	51,700,000	51,693,814
Manhattan Asset Funding Company LLC	01-14-21 to 02-03-21	0.203 to 0.213	28,500,000	28,494,982
NSTAR Electric Company	01-06-21	0.142	21,000,000	20,999,650
ONE Gas, Inc.	01-11-21 to 01-29-21	0.101 to 0.152	19,000,000	18,998,743
PSP Capital, Inc.	03-15-21 to 06-18-21	0.314 to 0.375	34,175,000	34,160,193
Royal Bank of Canada	01-21-21	1.267	3,800,000	3,799,827
Salt River Project Agricultural Improvement & Power District	01-06-21 to 02-08-21	0.162 to 0.213	29,200,000	29,195,399
State of California	02-02-21	0.132	33,010,000	33,010,330
The Bank of Nova Scotia	01-28-21	0.203	25,000,000	24,997,531
Thunder Bay Funding LLC	04-05-21	0.203	25,000,000	24,987,795
Toyota Credit Canada, Inc.	03-12-21	0.294	25,000,000	24,989,843
University of California	01-07-21 to 02-05-21	0.142 to 0.152	22,000,000	21,996,046

Yale University	01-05-21 to 02-02-21	0.122 to 0.183	81,110,000	81,105,448
U.S. Government Agency 19.2%				$221,209,648
(Cost $220,983,688)
Federal Agricultural Mortgage Corp.	01-04-21	0.010	50,000,000	50,000,000

Federal Agricultural Mortgage Corp. (SOFR + 0.100%) (A)	04-01-21 to 08-23-21	0.193 to 0.203	11,000,000	11,002,160
Federal Farm Credit Bank (Prime rate - 3.100%) (A)	03-15-22	0.157	5,000,000	4,998,203
Federal Farm Credit Bank (SOFR + 0.080%) (A)	03-10-22	0.172	7,000,000	7,002,155
Federal Farm Credit Bank (Prime rate - 2.970%) (A)	05-27-22	0.284	15,000,000	15,014,877
Federal Farm Credit Bank (3 month USBMMY + 0.250%) (A)	02-22-22	0.319	10,000,000	10,024,162
Federal Farm Credit Bank (SOFR + 0.380%) (A)	04-22-22	0.475	5,000,000	5,020,805
Federal Farm Credit Bank (Prime rate - 3.030%) (A)	06-23-21 to 09-03-21	0.223 to 0.334	45,000,000	45,020,050
Federal Home Loan Bank (3 month LIBOR - 0.170%) (A)	01-08-21	(0.191)	25,000,000	24,999,917
Federal National Mortgage Association (SOFR + 0.075%) (A)	06-04-21	0.203	13,000,000	13,002,998
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK COLLATERAL TRUST	10

	Maturity date	Yield (%)	Par value^	Value

Federal National Mortgage Association (SOFR + 0.190%) (A)	05-19-22	0.283	5,000,000	$5,010,405
Federal National Mortgage Association (SOFR + 0.200%) (A)	06-15-22	0.293	10,000,000	10,023,396

Federal National Mortgage Association (SOFR + 0.390%) (A)	04-15-22	0.484	20,000,000	20,090,520
Corporate interest-bearing obligations 13.5%				$154,946,887
(Cost $154,954,738)
Alphabet, Inc.	05-19-21	0.449	3,308,000	3,350,823

Apple, Inc.	05-06-21	0.357	42,000,000	42,341,373
BMW US Capital LLC (B)	08-13-21	0.210	2,500,000	2,546,570
Cisco Systems, Inc.	02-28-21	1.050	5,315,000	5,331,529
Credit Suisse AG	10-29-21	0.290	10,856,000	11,093,824
John Deere Capital Corp. (3 month LIBOR + 0.240%) (A)	03-12-21	1.026	7,540,000	7,542,495
John Deere Capital Corp.	01-08-21 to 06-07-21	0.314 to 1.752	8,795,000	8,802,971
Johnson & Johnson	05-15-21	0.441	2,150,000	2,175,217
National Australia Bank, Ltd. (1 month LIBOR + 0.100%) (A)(B)	04-23-21	0.186	20,000,000	20,004,152
National Rural Utilities Cooperative Finance Corp.	03-15-21	1.041	1,000,000	1,005,024
Royal Bank of Canada	04-30-21	0.312	2,900,000	2,927,788
The Bank of New York Mellon Corp.	05-03-21	0.511	7,171,000	7,202,911
The Bank of Nova Scotia (3 month LIBOR + 0.420%) (A)	01-25-21	0.185	11,722,000	11,725,073
The Toronto-Dominion Bank	04-07-21	1.022	9,386,000	9,432,296
Toyota Motor Credit Corp.	01-08-21	1.616	2,438,000	2,438,594
U.S. Bancorp	05-24-21	0.839	1,651,000	1,670,151

Wells Fargo Bank NA	10-22-21	0.568	15,000,000	15,356,096
Certificate of deposit 4.3%				$50,045,337
(Cost $50,000,000)
The Toronto-Dominion Bank	07-28-21	0.425	50,000,000	50,045,337

Time deposits 4.3%				$50,000,000
(Cost $50,000,000)
Sumitomo Mitsui Banking Corp.	03-10-21	0.213	50,000,000	50,000,000

U.S. Government 3.5%				$40,037,823
(Cost $40,049,149)
U.S. Treasury Note	01-31-21	0.094	20,000,000	20,018,108

U.S. Treasury Note (3 month USBMMY + 0.154%) (A)	01-31-22	0.122	20,000,000	20,019,715
11	JOHN HANCOCK COLLATERAL TRUST | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Maturity date	Yield (%)	Par value^	Value

Municipal bonds 0.7%				$8,088,560
(Cost $8,084,640)
Florida State Board of Administration Finance Corp.	07-01-21	0.478	8,000,000	8,088,560

	Par value^	Value
Repurchase agreement 13.0%		$150,000,000
(Cost $150,000,000)
Barclays Tri-Party Repurchase Agreement dated 12-31-20 at 0.050% to be repurchased at $125,000,694 on 1-4-21, collateralized by $127,277,900 U.S. Treasury Notes, 0.125% - 1.875% due 5-31-22 to 12-15-23 (valued at $127,500,748)	125,000,000	125,000,000
Repurchase Agreement with State Street Corp. dated 12-31-20 at 0.000% to be repurchased at $25,000,000 on 1-4-21, collateralized by $21,324,000 U.S. Treasury Inflation Indexed Notes, 1.125% due 1-15-21 (valued at $25,500,045)	25,000,000	25,000,000

Total investments (Cost $1,143,653,053) 99.3%		$1,143,944,753
Other assets and liabilities, net 0.7%		7,988,588
Total net assets 100.0%		$1,151,933,341

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	Variable rate obligation.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
At 12-31-20, the aggregate cost of investments for federal income tax purposes was $1,143,653,053. Net unrealized appreciation aggregated to $291,700, of which $360,856 related to gross unrealized appreciation and $69,156 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK COLLATERAL TRUST	12

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 12-31-20

Assets
Unaffiliated investments, at value (Cost $993,653,053)	$993,944,753
Repurchase agreements, at value (Cost $150,000,000)	150,000,000
Total investments, at value (Cost $1,143,653,053)	1,143,944,753
Cash	6,934,189
Interest receivable	1,100,476
Other assets	396,323
Total assets	1,152,375,741
Liabilities
Distributions payable	210,574
Payable to affiliates
Administrative services fees	75,694
Transfer agent fees	15,001
Trustees' fees	474
Other liabilities and accrued expenses	140,657
Total liabilities	442,400
Net assets	$1,151,933,341
Net assets consist of
Paid-in capital	$1,151,592,147
Total distributable earnings (loss)	341,194
Net assets	$1,151,933,341

Net asset value per share
Based on 115,123,545 shares of beneficial interest outstanding - unlimited number of shares authorized with no par value	$10.01
13	JOHN HANCOCK Collateral Trust | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 12-31-20

Investment income
Interest	$15,214,873
Expenses
Investment management fees	10,321,779
Administrative services fees	373,004
Transfer agent fees	60,000
Trustees' fees	41,597
Custodian fees	204,692
Printing and postage	12,631
Professional fees	128,752
Other	49,591
Total expenses	11,192,046
Less expense reductions	(9,397,842)
Net expenses	1,794,204
Net investment income	13,420,669
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	24,137
24,137
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	436,183
436,183
Net realized and unrealized gain	460,320
Increase in net assets from operations	$13,880,989
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Collateral Trust	14

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 12-31-20	Year ended 12-31-19
Increase (decrease) in net assets
From operations
Net investment income	$13,420,669	$48,826,955
Net realized gain	24,137	23,595
Change in net unrealized appreciation (depreciation)	436,183	503,400
Increase in net assets resulting from operations	13,880,989	49,353,950
Distributions to shareholders
From earnings	(13,420,670)	(48,826,955)
Total distributions	(13,420,670)	(48,826,955)
Fund share transactions
Shares issued	32,716,869,882	36,054,903,046
Distributions reinvested	62,146	78,216
Repurchased	(33,835,049,646)	(36,051,305,638)
Total from fund share transactions	(1,118,117,618)	3,675,624
Total increase (decrease)	(1,117,657,299)	4,202,619
Net assets
Beginning of year	2,269,590,640	2,265,388,021
End of year	$1,151,933,341	$2,269,590,640
Share activity
Shares outstanding
Beginning of year	226,829,801	226,466,429
Shares issued	3,269,029,058	3,603,023,896
Distributions reinvested	6,210	7,816
Shares repurchased	(3,380,741,524)	(3,602,668,340)
End of year	115,123,545	226,829,801
15	JOHN HANCOCK Collateral Trust | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
Period ended	12-31-20	12-31-19	12-31-18	12-31-17	12-31-16
Per share operating performance
Net asset value, beginning of period	$10.01	$10.00	$10.00	$10.01	$10.00
Net investment income[1]	0.06	0.23	0.20	0.11	0.05
Net realized and unrealized gain (loss) on investments	—[2]	0.01	—[2]	(0.01)	0.02
Total from investment operations	0.06	0.24	0.20	0.10	0.07
Less distributions
From net investment income	(0.06)	(0.23)	(0.20)	(0.11)	(0.06)
Net asset value, end of period	$10.01	$10.01	$10.00	$10.00	$10.01
Total return (%)[3]	0.64	2.43	2.00	1.00	0.66
Ratios and supplemental data
Net assets, end of period (in millions)	$1,152	$2,270	$2,265	$1,667	$1,441
Ratios (as a percentage of average net assets):
Expenses before reductions	0.54	0.53	0.53	0.54	0.54
Expenses including reductions	0.09	0.08	0.08	0.09	0.09
Net investment income	0.64	2.28	1.99	1.07	0.55
Portfolio turnover (%)[4]	96	106	70	132	97

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	The calculation of portfolio turnover excludes amounts from all securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Collateral Trust	16

Notes to financial statements
Note 1—Organization
John Hancock Collateral Trust (the fund) is the sole series of John Hancock Collateral Trust (the Trust), an open-end management investment company organized under the Investment Company Act of 1940, as amended (the 1940 Act). However, beneficial interests of the fund are not registered under the Securities Act of 1933, as amended. The current investors in the fund are investment companies advised by John Hancock Investment Management, LLC, the fund’s investment advisor (the Advisor), or its affiliates. The fund serves primarily as an investment vehicle for cash received as collateral by such affiliated funds for participation in securities lending. The fund also serves as an investment vehicle for an overnight cash sweep for affiliated funds.
The investment objective of the fund is to seek current income, while maintaining adequate liquidity, safeguarding the return of principal and minimizing risk of default. The fund invests only in U.S. dollar-denominated securities rated, at the time of investment, within the highest short-term credit categories and their unrated equivalents. The fund’s net asset value (NAV) varies daily.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or
17	JOHN HANCOCK Collateral Trust | ANNUAL REPORT

methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of December 31, 2020, all investments are categorized as Level 2 under the hierarchy described above.
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. Effective June 25, 2020, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days. Prior to June 25, 2020, the fund and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended December 31, 2020, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the year ended December 31, 2020 were $12,100.
ANNUAL REPORT | JOHN HANCOCK Collateral Trust	18

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of December 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended December 31, 2020 and 2019 was as follows:
	December 31, 2020	December 31, 2019
Ordinary income	$13,420,670	$48,826,955
As of December 31, 2020, the components of distributable earnings on a tax basis consisted of $49,494 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at December 31, 2020.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
The Advisor serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Placement Agent), performs services related to the offering and sale of shares of the fund. The Advisor and the Placement Agent are indirect, principally owned subsidiaries of Manulife Financial Corporation (MFC).
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.500% of the first $1.5 billion of the fund’s average net assets and (b) 0.480% of the fund’s average net assets in excess of $1.5 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
19	JOHN HANCOCK Collateral Trust | ANNUAL REPORT

The Advisor has contractually agreed to waive its advisory fee by 0.45% of the fund’s average net assets. The expense waiver will remain in effect until April 30, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time and may be terminated at any time thereafter.
The expense reductions described above amounted to $9,397,842 for the year ended December 31, 2020.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended December 31, 2020, were equivalent to a net annual effective rate of 0.04% of the fund's average daily net assets.
Administrative services fees. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These administrative services fees incurred, for the year ended December 31, 2020, amounted to an annual rate of 0.02% of the fund's average daily net assets.
Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (the Transfer Agent), an affiliate of the Advisor. Monthly, the fund pays the Transfer Agent a fee which is based on an annual rate of $60,000. The fund also pays certain out-of-pocket expenses to the Transfer Agent.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. These Trustees receive from the fund an annual retainer. In addition, Trustee out-of-pocket expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $228,520,151 and $257,396,864, respectively, for the year ended December 31, 2020. Purchases and sales of U.S. Treasury obligations aggregated $20,030,935 and $25,022,718, respectively, for the year ended December 31, 2020.
Note 6—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR after 2021. This event will likely cause LIBOR to cease to be published. Before then, it is expected that market participants will transition to the use of different reference or benchmark rates. However, although regulators have suggested alternative rates, there is currently no definitive information regarding the future utilization of LIBOR or of any replacement rate.
It is uncertain what impact the discontinuation of LIBOR will have on the use of LIBOR as a reference rate for securities in which the fund invests. It is expected that market participants will amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. In addition, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate, which could occur prior to the end of 2021. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
ANNUAL REPORT | JOHN HANCOCK Collateral Trust	20

Note 7—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
Note 8—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.
21	JOHN HANCOCK Collateral Trust | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Collateral Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Collateral Trust (the “Fund”) as of December 31, 2020, the related statement of operations for the year ended December 31, 2020, the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 22, 2021
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK COLLATERAL TRUST	22

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2015	196
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
Charles L. Bardelis,[2] Born: 1941	2015	196
Trustee
Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).
James R. Boyle, Born: 1959	2015	196
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014–July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999–2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005–2010). Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2015	196
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham, Born: 1944	2015	196
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009–2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Grace K. Fey, Born: 1946	2015	196
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
23	JOHN HANCOCK COLLATERAL TRUST | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2015	196
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
James M. Oates,[2] Born: 1946	2015	196
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.
Steven R. Pruchansky, Born: 1944	2015	196
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,2,* Born: 1960	2020	196
Trustee
Director, Northern New England Energy Corporation (since 2017); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director, Audit Committee Chair and Compensation Committee Member, Planet Fitness (since 2016); Director, Citizen Cider, Inc. (high-end hard cider and hard seltzer company) (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015); Independent Financial Consultant, Frances Rathke Consulting (strategic and financial consulting services) (2001-2003); Chief Financial Officer and Secretary, Ben & Jerry’s Homemade, Inc. (1989-2000, including prior positions); Senior Manager, Coopers & Lybrand, LLC (independent public accounting firm) (1982-1989). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
ANNUAL REPORT | JOHN HANCOCK COLLATERAL TRUST	24

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2015	196
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer,Westchester County, New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	196
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison, Born: 1963	2018	196
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Charles A. Rizzo, Born: 1957	2015
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
25	JOHN HANCOCK COLLATERAL TRUST | ANNUAL REPORT

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Salvatore Schiavone, Born: 1965	2015
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, various trusts within the John Hancock Fund Complex (2018–2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, various trusts within the John Hancock Fund Complex (2016–2018); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Appointed as Independent Trustee effective as of September 15, 2020.
ANNUAL REPORT | JOHN HANCOCK COLLATERAL TRUST	26

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess
*William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Bridget Bruce
Christopher Coccoluto
Jeffrey N. Given, CFA
Michael Lorizio
James Madison
Placement Agent
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
27	JOHN HANCOCK COLLATERAL TRUST | ANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
Value Equity
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Alternative Risk Premia
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short
A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core
ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors, LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management
A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC   ■   Member FINRA, SIPC
200 Berkeley Street   ■   Boston, MA 02116-5010   ■   800-225-5291   ■   jhinvestments.com
This report is for the information of the shareholders of John Hancock Collateral Trust. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
315SA 12/20
2/2021

ITEM 2. CODE OF ETHICS.

As of the end of the year, December 31, 2020, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant's annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $35,978 for the fiscal year ended December 31, 2020 and $36,515 for the fiscal year ended December 31, 2019 for the John Hancock Collateral Trust. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related service fees amounted to $604 for the fiscal year ended December 31, 2020 and $616 for the fiscal year ended December 31, 2019 for the John Hancock Collateral Trust billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates"). In addition, amounts billed to control affiliates for service provider internal controls reviews were $116,000 for the fiscal year ended December 31, 2020 and $116,467 for the fiscal year ended December 31, 2019.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning ("tax fees") amounted to $2,858 for the fiscal years ended December 31, 2020 and 2019 for the John Hancock Collateral Trust. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $89 for the fiscal year ended December 31, 2020 and $84 for the fiscal year ended December 31, 2019 for John Hancock Collateral Trust billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $10,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $10,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f)According to the registrant's principal accountant, for the fiscal year ended December 31, 2020, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates of the registrant was $1,259,110 for the fiscal year ended December 31, 2020 and $937,102 for the fiscal year ended December 31, 2019.

(h)The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman

Charles L. Bardelis

James M. Oates

Frances G. Rathke

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Nominating and Governance Committee Charter.

.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) See attached Code of Ethics.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Collateral Trust

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	February 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President
Date:	February 19, 2021
By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	February 19, 2021